Other Income/Expenses - Summary of General, Administrative and Other Operating Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
General, administrative and other operating expenses [abstract]
Wages, salaries and social security costs	₽ 9,856	₽ 8,771	₽ 10,158
Provision for legal claims, net	2,463	96	828
Office and maintenance expenses	1,264	1,226	1,206
Depreciation	708	721	749
Audit and consulting services	527	546	927
Fines and penalties related to business contracts	501	539	370
Loss on write-off of non-current assets	454	979	931
Banking charges and services	335	328	243
Consumables	269	294	291
Social expenses	188	288	373
Expense relating to short-term leases	68	83	153
Business trips	30	109	133
Write off of trade and other receivables	22	5	2
Other	1,752	1,583	1,968
Total	₽ 18,437	₽ 15,568	₽ 18,332

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).